Fair Value Measurements	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
7 –	FAIR VALUE MEASUREMENTS

The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and the level of inputs used for such measurements:

	As of June 30, 2026
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Input (Level 3)
Assets
Cash and cash equivalents	$113,254,440	-	-
Liabilities
Derivative warrant liabilities – Company Public Warrants	$12,248,864	-	-
Derivative warrant liabilities – Company Private Warrants	-	-	64,529,710

	As of December 31, 2025
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Input (Level 3)
Assets
Cash and cash equivalents	$222,939	-	-
Liabilities
Derivative liabilities - SAFE	$-	-	6,406,878

The fair value of Company Public Warrants has been measured based on the listed market price of such Public Warrants. The estimated fair value of the Company Private Warrants was determined using a Monte Carlo simulation method with Level 3 inputs as of June 30, 2026. Inherent in a Black-Scholes option pricing model and a Monte Carlo simulation method are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the historical volatility of select peer companies’ common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

As of June 30, 2026
Exercise price	$11.50
Stock price	$27.76
Volatility	90.0%
Risk-free rate	4.10%
Expected terms (years)	4.72
Dividend yield	0%

The summary of changes in fair value of the Company’s Level 3 financial liabilities for the six months ended June 30, 2026 have been disclosed under Note 8 – Warrant Liabilities and Note 9 – Simple Agreement for Future Equity (“SAFE”) Liabilities.